                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02851

                           Van Kampen High Yield Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 8/31

Date of reporting period: 2/29/08

Item 1. Reports to Shareholders.

The Fund's semiannual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen High Yield Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of February 29, 2008.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUSES CONTAIN INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 2/29/08

                            A SHARES              B SHARES              C SHARES           I SHARES
                          since 10/2/78         since 7/2/92          since 7/6/93       since 3/23/05
------------------------------------------------------------------------------------------------------
                                    W/MAX                 W/MAX                 W/MAX
AVERAGE                             4.75%                 4.00%                 1.00%
ANNUAL                 W/O SALES    SALES    W/O SALES    SALES    W/O SALES    SALES      W/O SALES
TOTAL RETURNS           CHARGES    CHARGES    CHARGES    CHARGES    CHARGES    CHARGES      CHARGES

Since Inception          7.17%      6.99%      5.14%      5.14%      4.24%      4.24%        4.66%

10-year                  2.35       1.85       1.70       1.70       1.58       1.58           --

5-year                   8.38       7.33       7.59       7.37       7.61       7.61           --

1-year                   0.35      -4.44      -0.40      -4.14      -0.40      -1.33         0.60

6-month                  0.54      -4.25       0.17      -3.71       0.17      -0.80         0.67
------------------------------------------------------------------------------------------------------

30-Day SEC Yield              7.41%                 6.96%                 7.08%              8.04%

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. As a result of recent market activity, current performance may vary from the figures shown. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in years one and two and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and ten year returns for Class B shares reflect the conversion of Class B shares into Class A shares eight years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares ten years after purchase. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million, (iii) qualified state tuition plan (529 plan) accounts,
(iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Class I shares are offered without any sales charges on purchases or sales and do not include combined rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change.

The Lehman Brothers U.S. Corporate High Yield-2% Issuer Cap Index is a broad-based index that reflects the general performance of the U.S. dollar denominated, fixed-rate, non-investment grade, taxable corporate bond market. Issuers are capped at 2% of the index. Lipper High Yield Current Bond Fund Index is an index of funds with similar investment objectives as this fund. Indexes do not include any expenses, fees or sales charges, which would lower performance. Indexes are unmanaged and should not be considered an investment.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 29, 2008

MARKET CONDITIONS

After a robust third quarter, when gross domestic product (GDP) growth measured
4.9 percent, the economy began to slow in the fourth quarter of 2007, triggering fears of an impending recession. Economic data released in the first two months of 2008, including higher jobless claims, accelerating housing price declines, weakening consumer confidence and rising consumer and corporate defaults appeared to confirm these fears. At the same time, problems related to liquidity and additional credit write downs continued to plague the markets, creating a volatile and risk-averse environment in which virtually all assets classes except Treasury bonds struggled.

Although the Federal Open Market Committee (the "Fed") made ongoing efforts to boost liquidity and the economy through a series of interest rate cuts, the reductions did little to quell investor apprehension as the market continued to price in a greater likelihood of recession, higher defaults, and ongoing liquidity problems. The result has been a persistent flight to quality and the underperformance of high yield bonds versus Treasuries. Although the high yield market did outperform equities throughout the six-month reporting period, returns remained in negative territory as spreads continued to widen, closing the period at 785 basis points over Treasuries -- the widest level in four years. As would be expected in this environment, higher quality bonds consistently outperformed lower quality issues within the high yield sector and new issue supply waned considerably.

High yield industry performance varied, but for the overall period, the health care, utilities, supermarkets and aerospace/defense sectors were the best performers, all of which posted positive returns. The worst performing sectors were financial, media, cable, and construction machinery. Although home construction was among the worst performing sectors for the fourth quarter of 2007, it rebounded in the first two months of 2008 to place within the top performing sectors of the high yield market.

PERFORMANCE ANALYSIS

All share classes of Van Kampen High Yield Fund outperformed the Lehman Brothers U.S. Corporate High Yield-2% Issuer Cap Index and the Lipper High Current Yield Bond Fund Index for the six months ended February 29, 2008, assuming no deduction of applicable sales charges.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 29, 2008

----------------------------------------------------------------------------------------
                                              LEHMAN BROTHERS
                                               U.S. CORPORATE       LIPPER HIGH
                                               HIGH YIELD 2%       CURRENT YIELD
      CLASS A   CLASS B   CLASS C   CLASS I   ISSUER CAP INDEX    BOND FUND INDEX

       0.54%     0.17%     0.17%     0.67%        -1.39%              -2.20%
----------------------------------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

We continued to position the Fund defensively, a strategy we have been pursuing for some time now and which was beneficial throughout the reporting period. We did so by maintaining a higher overall credit quality within the portfolio than that of the Lehman Brothers U.S. Corporate High Yield-2% Issuer Cap Index. This positioning was the primary driver of the Fund's relative outperformance, as the lower quality segment of the market has been underperforming.

We positioned the portfolio to benefit from a steepening yield curve, which proved advantageous during the period as interest rates declined, particularly on the short end of the curve, causing the curve to steepen significantly.

With regard to sector allocations, an emphasis on health care bonds was beneficial. This was the top performing sector for the six-month period and the Fund's overweight here versus the Lehman Brothers U.S. Corporate High Yield-2% Issuer Cap Index enhanced relative performance. An underweight to the media and cable sectors throughout much of the period was also additive to performance as they were among the worst performing industries. Security selection in cable and retail also contributed to returns.

The primary detractor from the Fund's relative performance was its holdings in mortgage securities for the period. Although the allocation to these securities was relatively small, mortgage securities are not represented in the Lehman Brothers U.S. Corporate High Yield-2% Issuer Cap Index and the portfolio's exposure here held back relative returns.

We continued to seek to maintain a balanced and well-diversified portfolio, while allowing for strategic overweights in securities and sectors that we believed possessed the most attractive risk profiles. In terms of issuer size, we focused on larger companies because of their financial flexibility, their ability to withstand less favorable financial conditions, and their superior access to capital markets. Over the course of the period, this led us to increase the Fund's exposure to the cable, telecommunications, and media sectors and decrease exposure to the manufacturing and building products/home builders sectors. As of the end of the period, the Fund's major sector overweights relative to the Lehman Brothers U.S. Corporate High Yield-2% Issuer Cap Index were in the health care, energy, chemicals, and food/tobacco sectors. The Fund's major sector underweights relative to the Index were in technology, building product/home builders, manufacturing, and retail.

With the increasing prospects for a recession this year, yield spreads have widened to levels well above long-term averages. In our opinion, spreads are now much more reasonable than they were in early 2007, but are still not overly attractive. In the last two recessions, spreads widened to more than 1,000 basis points over Treasures. While we are not certain spreads will reach this level, we do believe they are likely to widen further in the coming months. Therefore, we believe it is prudent to maintain the Fund's defensive positioning but will continue to look for attractive opportunities to add value to the portfolio.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

RATINGS ALLOCATION AS OF 2/29/08
AAA/Aaa                                                           1.0%
AA/Aa                                                             1.1
A/A                                                               0.7
BBB/Baa                                                           9.4
BB/Ba                                                            26.0
B/B                                                              54.4
CCC/Caa                                                           5.7
Non-Rated                                                         1.7

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 2/29/08
Health Care                                                      11.5%
Utility                                                          10.0
Energy                                                            9.0
Transportation                                                    8.6
Gaming & Leisure                                                  7.6
Forest Products                                                   5.2
Chemicals                                                         4.9
Cable                                                             4.2
Food & Tobacco                                                    4.0
Information Technology                                            3.6
Telecommunications                                                3.4
Diversified Media                                                 3.3
Food & Drug                                                       2.8
Manufacturing                                                     2.5
Collateralized Mortgage Obligation                                2.2
Housing                                                           2.1
Metals                                                            1.9
Services                                                          1.9
Retail                                                            1.6
Wireless Communications                                           1.3
Consumer Products                                                 1.2
Broadcasting                                                      0.8
Financial                                                         0.8
Sovereigns                                                        0.5
                                                                -----
Total Long-Term Investments                                      94.9
Total Short-Term Investments                                      2.5
                                                                -----
Total Investments                                                97.4
Foreign Currency                                                  0.0*
Other Assets in Excess of Liabilities                             2.6
                                                                -----
Net Assets                                                      100.0%

*   Amount is less than 0.1%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. Ratings allocations are as a percentage of debt obligations. Industry allocations are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Ratings allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 9/1/07 - 2/29/08.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        BEGINNING         ENDING        EXPENSES PAID
                                                      ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                      ------------------------------------------------
                                                         9/1/07           2/29/08       9/1/07-2/29/08
Class A
 Actual.............................................    $1,000.00        $1,005.44          $4.94
 Hypothetical.......................................     1,000.00         1,019.94           4.97
 (5% annual return before expenses)
Class B
 Actual.............................................     1,000.00         1,001.67           8.66
 Hypothetical.......................................     1,000.00         1,016.21           8.72
 (5% annual return before expenses)
Class C
 Actual.............................................     1,000.00         1,001.75           8.66
 Hypothetical.......................................     1,000.00         1,016.21           8.72
 (5% annual return before expenses)
Class I
 Actual.............................................     1,000.00         1,006.72           3.74
 Hypothetical.......................................     1,000.00         1,021.13           3.77
 (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.96%, 1.72%, 1.72%, and 0.73%, for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON    MATURITY      VALUE
-----------------------------------------------------------------------------------------
          CORPORATE BONDS  91.9%
          BROADCASTING  0.8%
$ 2,880   LIN Television Corp. ........................  6.500%   05/15/13   $  2,620,800
  2,065   Univision Communications, Inc. (a) (b).......  9.750    03/15/15      1,435,175
                                                                             ------------
                                                                                4,055,975
                                                                             ------------
          CABLE  4.2%
  6,005   Cablevision Systems Corp. Ser B (c)..........  9.644    04/01/09      6,035,025
  1,839   CCH I LLC.................................... 11.000    10/01/15      1,287,300
  1,355   CCH II LLC................................... 10.250    09/15/10      1,246,600
  5,320   Echostar DBS Corp. ..........................  6.375    10/01/11      5,253,500
    550   Echostar DBS Corp. ..........................  6.625    10/01/14        530,750
    460   Intelsat Subsidiary Holding Co., Ltd.
          (Bermuda)....................................  8.250    01/15/13        462,300
  4,315   Intelsat Subsidiary Holding Co., Ltd.
          (Bermuda)....................................  8.625    01/15/15      4,336,575
    655   NTL Cable, PLC (United Kingdom)..............  8.750    04/15/14        563,300
    360   NTL Cable, PLC (United Kingdom)..............  9.125    08/15/16        304,200
    898   PanAmSat Corp. ..............................  9.000    08/15/14        902,490
                                                                             ------------
                                                                               20,922,040
                                                                             ------------
          CHEMICALS  4.9%
  4,295   Berry Plastics Holding Corp. ................  8.875    09/15/14      3,811,812
  2,235   Berry Plastics Holding Corp. ................ 10.250    03/01/16      1,776,825
  1,715   Innophos Holdings, Inc. (b)..................  9.500    04/15/12      1,646,400
  2,700   Innophos, Inc. ..............................  8.875    08/15/14      2,646,000
  2,585   Koppers Holdings, Inc. (d)................... 0/9.875   11/15/14      2,210,175
  1,730   Koppers, Inc. ...............................  9.875    10/15/13      1,838,125
  2,775   Nalco Co. ...................................  7.750    11/15/11      2,816,625
    EUR
  1,390   Rockwood Specialties Group, Inc. ............  7.625    11/15/14      1,899,207
  3,185   Terra Capital, Inc. .........................  7.000    02/01/17      3,145,188
  2,940   Westlake Chemical Corp. .....................  6.625    01/15/16      2,616,600
                                                                             ------------
                                                                               24,406,957
                                                                             ------------
          CONSUMER PRODUCTS  1.2%
  3,740   Jarden Corp. ................................  7.500    05/01/17      3,295,875
  2,460   Oxford Industrials, Inc. ....................  8.875    06/01/11      2,373,900
                                                                             ------------
                                                                                5,669,775
                                                                             ------------
          DIVERSIFIED MEDIA  3.3%
  5,612   CanWest Media, Inc. (Canada).................  8.000    09/15/12      5,303,196
  3,587   Dex Media West/Finance Corp., LLC Ser B......  9.875    08/15/13      3,022,048
  4,700   Idearc, Inc. ................................  8.000    11/15/16      2,796,500
  2,250   Interpublic Group of Cos., Inc. .............  6.250    11/15/14      1,811,250
  4,020   Valassis Communications, Inc. ...............  8.250    03/01/15      3,417,000
                                                                             ------------
                                                                               16,349,994
                                                                             ------------
          ENERGY  9.0%
  4,700   Chaparral Energy, Inc. ......................  8.500    12/01/15      4,018,500
    705   Chaparral Energy, Inc. ......................  8.875    02/01/17        606,300
  2,325   Chesapeake Energy Corp. .....................  6.375    06/15/15      2,261,062
  2,965   Chesapeake Energy Corp. .....................  7.500    09/15/13      3,061,362
    960   Cimarex Energy Co. ..........................  7.125    05/01/17        945,600

See Notes to Financial Statements                                              9

VAN KAMPEN HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON    MATURITY      VALUE
-----------------------------------------------------------------------------------------
          ENERGY (CONTINUED)
$ 2,220   Compagnie Generale de Geophysique SA
          (France).....................................  7.500%   05/15/15   $  2,242,200
  2,800   Helix Energy Solutions Group, Inc. (b).......  9.500    01/15/16      2,814,000
  6,270   Hilcorp Energy/Finance Corp. (b).............  7.750    11/01/15      5,940,825
  3,460   Husky Oil, Ltd. (Canada).....................  8.900    08/15/28      3,522,886
  4,785   Kinder Morgan Finance Co. (Canada)...........  5.700    01/05/16      4,473,975
  5,555   Massey Energy Co. ...........................  6.875    12/15/13      5,416,125
  2,635   OPTI Canada, Inc. (Canada) (b)...............  8.250    12/15/14      2,615,238
  3,450   Pacific Energy Partners, LP..................  7.125    06/15/14      3,657,828
  2,820   SandRidge Energy, Inc.
          (Senior Unsecured Term Loan) (b).............  8.625    04/01/15      2,749,500
                                                                             ------------
                                                                               44,325,401
                                                                             ------------
          FINANCIAL  0.8%
    840   Capmark Financial Group, Inc. (b)............  5.875    05/10/12        569,423
    350   Capmark Financial Group, Inc. (b)............  6.300    05/10/17        229,386
    100   Two-Rock Pass Through Trust (Bermuda) (b)
          (c)..........................................  4.036    02/11/49         40,000
  1,031   UCAR Finance, Inc. .......................... 10.250    02/15/12      1,069,662
  2,200   Washington Mutual Preferred Funding (b)
          (e)..........................................  9.750    10/29/49      1,894,812
                                                                             ------------
                                                                                3,803,283
                                                                             ------------
          FOOD & DRUG  2.8%
  2,392   Delhaize America, Inc. ......................  9.000    04/15/31      2,912,662
  3,070   Kroger Co. (b)...............................  8.500    07/15/17      3,531,614
  4,280   Rite Aid Corp. ..............................  8.125    05/01/10      4,151,600
  2,345   SUPERVALU, Inc. .............................  7.500    05/15/12      2,420,392
  1,305   SUPERVALU, Inc. .............................  7.500    11/15/14      1,301,737
                                                                             ------------
                                                                               14,318,005
                                                                             ------------
          FOOD & TOBACCO  4.0%
  2,320   Constellation Brands, Inc. ..................  7.250    05/15/17      2,244,600
  3,000   Michael Foods, Inc. .........................  8.000    11/15/13      2,902,500
  5,520   Pilgrim's Pride Corp. .......................  7.625    05/01/15      5,299,200
  3,055   Reynolds American, Inc. .....................  6.500    07/15/10      3,193,462
  4,565   Smithfield Foods, Inc. ......................  7.000    08/01/11      4,473,700
    450   Smithfield Foods, Inc. Ser B.................  7.750    05/15/13        444,375
  1,080   Smithfield Foods, Inc. Ser B.................  8.000    10/15/09      1,098,900
                                                                             ------------
                                                                               19,656,737
                                                                             ------------
          FOREST PRODUCTS  5.2%
  1,490   Crown Americas LLC...........................  7.625    11/15/13      1,516,075
    EUR
  1,975   Crown European Holdings SA (France)..........  6.250    09/01/11      2,870,918
  3,610   Georgia-Pacific Corp. (b)....................  7.125    01/15/17      3,375,350
  1,345   Graham Packaging Co., Inc. ..................  8.500    10/15/12      1,213,862
  3,965   Graham Packaging Co., Inc. ..................  9.875    10/15/14      3,399,988
  4,870   Graphic Packaging International, Inc. .......  9.500    08/15/13      4,614,325
  2,100   Owens-Illinois, Inc. ........................  7.350    05/15/08      2,105,250

 10                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON    MATURITY      VALUE
-----------------------------------------------------------------------------------------
          FOREST PRODUCTS (CONTINUED)
$ 5,540   Owens-Illinois, Inc. ........................  7.500%   05/15/10   $  5,692,350
  1,085   P.H. Glatfelter..............................  7.125    05/01/16      1,082,288
                                                                             ------------
                                                                               25,870,406
                                                                             ------------
          GAMING & LEISURE  7.6%
  5,625   Harrah's Operating Co., Inc. ................  5.375    12/15/13      3,754,688
  5,000   Host Marriott LP.............................  6.375    03/15/15      4,700,000
  4,000   Host Marriott LP Ser J.......................  7.125    11/01/13      3,960,000
  6,935   Isle of Capri Casinos, Inc. .................  7.000    03/01/14      4,767,812
  5,440   Las Vegas Sands Corp. .......................  6.375    02/15/15      4,787,200
  9,470   MGM Mirage, Inc. ............................  6.000    10/01/09      9,470,000
  3,005   Station Casinos, Inc. .......................  6.000    04/01/12      2,554,250
  3,795   Station Casinos, Inc. .......................  6.875    03/01/16      2,409,825
  1,085   Station Casinos, Inc. .......................  7.750    08/15/16        908,688
                                                                             ------------
                                                                               37,312,463
                                                                             ------------
          HEALTH CARE  11.5%
  2,885   Community Health Systems, Inc. ..............  8.875    07/15/15      2,845,331
  3,745   DaVita, Inc. ................................  6.625    03/15/13      3,688,825
  4,345   Fisher Scientific International, Inc. .......  6.125    07/01/15      4,389,336
  4,050   FMC Finance III SA (Luxembourg)..............  6.875    07/15/17      4,080,375
  9,830   Fresenius Medical Care Capital Trust IV......  7.875    06/15/11     10,223,200
  2,545   HCA, Inc. ...................................  5.750    03/15/14      2,118,713
  3,810   HCA, Inc. ...................................  6.250    02/15/13      3,324,225
  4,795   HCA, Inc. ...................................  6.500    02/15/16      4,075,750
    940   HCA, Inc. ...................................  8.750    09/01/10        949,400
    545   HCA, Inc. ...................................  9.125    11/15/14        557,263
    680   Invacare Corp. ..............................  9.750    02/15/15        690,200
  1,790   LVB Acquisition Merger Sub, Inc. (a) (b)..... 10.375    10/15/17      1,834,750
  2,655   National Mentor Holdings, Inc. .............. 11.250    07/01/14      2,747,925
  3,885   Omnicare, Inc. ..............................  6.750    12/15/13      3,477,075
    750   Omnicare, Inc. ..............................  6.875    12/15/15        658,125
  2,215   Sun Healthcare Group, Inc. ..................  9.125    04/15/15      2,143,013
  5,500   Tenet Healthcare Corp. ......................  7.375    02/01/13      4,798,750
  1,710   Tenet Healthcare Corp. ......................  9.875    07/01/14      1,605,262
  2,699   Warner Chilcott Corp. .......................  8.750    02/01/15      2,732,737
                                                                             ------------
                                                                               56,940,255
                                                                             ------------
          HOUSING  2.1%
  1,435   Interface, Inc. ............................. 10.375    02/01/10      1,506,750
  3,365   Interface, Inc. Ser B........................  9.500    02/01/14      3,482,775
  5,130   Nortek, Inc. ................................  8.500    09/01/14      4,001,400
    445   Pulte Homes, Inc. ...........................  6.375    05/15/33        347,100
  1,550   Realogy Corp. ............................... 10.500    04/15/14      1,108,250
                                                                             ------------
                                                                               10,446,275
                                                                             ------------
          INFORMATION TECHNOLOGY  3.3%
  1,505   First Data Corp. (b).........................  9.875    09/24/15      1,307,469
  4,700   Freescale Semiconductor, Inc. ...............  8.875    12/15/14      3,854,000

See Notes to Financial Statements                                             11

VAN KAMPEN HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON    MATURITY      VALUE
-----------------------------------------------------------------------------------------
          INFORMATION TECHNOLOGY (CONTINUED)
$   525   Iron Mountain, Inc. .........................  6.625%   01/01/16   $    502,687
  2,050   Iron Mountain, Inc. .........................  7.750    01/15/15      2,065,375
  3,070   Iron Mountain, Inc. .........................  8.625    04/01/13      3,108,375
  3,540   Sungard Data Systems, Inc. ..................  9.125    08/15/13      3,584,250
  2,275   Vangent, Inc. ...............................  9.625    02/15/15      1,720,469
                                                                             ------------
                                                                               16,142,625
                                                                             ------------
          MANUFACTURING  2.5%
  1,295   Baldor Electric Co. .........................  8.625    02/15/17      1,275,575
    EUR
  1,959   JohnsonDiversey, Inc. .......................  9.625    05/15/12      2,736,133
  3,463   JohnsonDiversey, Inc. Ser B..................  9.625    05/15/12      3,463,000
  3,235   Propex Fabrics, Inc. (f)..................... 10.000    12/01/12        404,375
  4,660   RBS Global, Inc. & Rexnord Corp. ............  9.500    08/01/14      4,217,300
                                                                             ------------
                                                                               12,096,383
                                                                             ------------
          METALS  1.9%
  1,340   Foundation PA Coal Co. ......................  7.250    08/01/14      1,333,300
  2,640   Freeport McMoRan Cooper & Gold, Inc. ........  8.375    04/01/17      2,805,000
  5,690   Novelis, Inc. (Canada).......................  7.250    02/15/15      5,149,450
                                                                             ------------
                                                                                9,287,750
                                                                             ------------
          RETAIL  1.6%
  3,350   Brown Shoe Co., Inc. ........................  8.750    05/01/12      3,366,750
  4,305   Phillips-Van Heusen Corp. ...................  7.250    02/15/11      4,348,050
                                                                             ------------
                                                                                7,714,800
                                                                             ------------
          SERVICES  1.9%
  4,795   Allied Waste North America, Inc. ............  6.375    04/15/11      4,723,075
  1,850   Allied Waste North America, Inc. ............  7.875    04/15/13      1,898,563
  1,750   Aramark Services, Inc. ......................  5.000    06/01/12      1,531,250
    250   Aramark Services, Inc. (c)...................  6.739    02/01/15        220,000
    790   Aramark Services, Inc. ......................  8.500    02/01/15        782,100
                                                                             ------------
                                                                                9,154,988
                                                                             ------------
          TELECOMMUNICATIONS  3.4%
  3,986   Axtel SA (Mexico)............................ 11.000    12/15/13      4,384,600
  1,535   Citizens Communications Co. .................  6.250    01/15/13      1,419,875
  6,030   Exodus Communications, Inc. (f) (g) (h)...... 11.250    07/01/08              0
    EUR
  4,000   Exodus Communications, Inc. (f) (g) (h)...... 11.375    07/15/08              0
    770   Exodus Communications, Inc. (f) (g) (h)...... 11.625    07/15/10              0
  8,250   GST Network Funding, Inc. (f) (g) (h)........ 10.500    05/01/08            825
  1,320   Nordic Telephone Co. Holdings (Denmark)
          (b)..........................................  8.875    05/01/16      1,306,800
  4,000   Park N View, Inc. Ser B (f) (g) (h).......... 13.000    05/15/08              0
  2,179   Qwest Communications International, Inc.
          (c)..........................................  6.565    02/15/09      2,173,552
    990   Qwest Corp. .................................  5.625    11/15/08        990,000
    EUR
  1,100   TDC A S (Denmark)............................  6.500    04/19/12      1,595,653
  3,340   Wind Acquisition Finance SA (Luxembourg)
          (b).......................................... 10.750    12/01/15      3,398,450
  1,410   Windstream Corp. ............................  8.125    08/01/13      1,413,525
                                                                             ------------
                                                                               16,683,280
                                                                             ------------

 12                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON    MATURITY      VALUE
-----------------------------------------------------------------------------------------
          TRANSPORTATION  8.6%
$ 4,185   ArvinMeritor, Inc. ..........................  8.750%   03/01/12   $  3,829,275
  1,610   Asbury Automotive Group, Inc. ...............  7.625    03/15/17      1,279,950
  6,870   CHC Helicopter Corp. (Canada)................  7.375    05/01/14      6,852,825
  8,460   Ford Motor Credit Co. .......................  7.000    10/01/13      6,949,594
  7,670   Ford Motor Credit Co. .......................  7.250    10/25/11      6,565,106
  7,420   General Motors Acceptance Corp. .............  6.875    09/15/11      6,058,638
  2,195   General Motors Corp. ........................  8.375    07/15/33      1,690,150
  2,955   Penske Automotive Group, Inc. ...............  7.750    12/15/16      2,541,300
  7,170   Sonic Automotive, Inc. Ser B.................  8.625    08/15/13      6,712,912
                                                                             ------------
                                                                               42,479,750
                                                                             ------------
          UTILITY  10.0%
    925   AES Corp. ...................................  7.750    03/01/14        941,187
    528   AES Corp. ...................................  8.875    02/15/11        554,400
    740   AES Corp. ...................................  9.375    09/15/10        784,400
  7,500   Colorado Interstate Gas Co. .................  6.800    11/15/15      7,935,097
  3,150   Dynegy Holdings, Inc. .......................  7.750    06/01/19      2,945,250
  3,380   Intergen NV (Netherlands) (b)................  9.000    06/30/17      3,549,000
  2,585   IPALCO Enterprises, Inc. ....................  8.375    11/14/08      2,617,312
  1,355   IPALCO Enterprises, Inc. ....................  8.625    11/14/11      1,429,525
  2,945   Nevada Power Co. Ser A.......................  8.250    06/01/11      3,243,046
  3,000   NRG Energy, Inc. ............................  7.375    01/15/17      2,895,000
  5,119   Ormat Funding Corp. .........................  8.250    12/30/20      5,170,410
  2,945   Reliant Energy, Inc. ........................  7.875    06/15/17      2,911,869
    190   Sierra Pacific Power Co. Ser H...............  6.250    04/15/12        200,082
  2,660   Texas Competitive Electric Holdings Co. LLC
          (b).......................................... 10.250    11/01/15      2,606,800
  4,990   Texas Competitive Electric Holdings Co. LLC
          (b).......................................... 10.250    11/01/15      4,890,200
  6,210   Williams Cos., Inc. .........................  7.875    09/01/21      6,799,950
                                                                             ------------
                                                                               49,473,528
                                                                             ------------
          WIRELESS COMMUNICATIONS  1.3%
  3,090   American Tower Corp. ........................  7.125    10/15/12      3,182,700
  3,085   American Tower Corp. ........................  7.500    05/01/12      3,185,263
                                                                             ------------
                                                                                6,367,963
                                                                             ------------
          TOTAL CORPORATE BONDS  91.9%....................................    453,478,633
                                                                             ------------

          COLLATERALIZED MORTGAGE OBLIGATIONS  2.2%
  1,608   American Home Mortgage Assets (c)............  3.435    06/25/47      1,151,936
  1,526   American Home Mortgage Assets (c)............  3.445    10/25/46      1,079,500
  1,728   Countrywide Alternative Loan Trust (c).......  3.393    03/20/47      1,236,662
  1,668   Countrywide Alternative Loan Trust (c).......  3.655    10/25/46        667,200
  1,300   Countrywide Alternative Loan Trust (c).......  3.955    01/25/36        568,137
  1,118   Countrywide Alternative Loan Trust (c).......  4.533    11/20/35        628,409
  1,000   Greenpoint Mortgage Funding Trust (c)........  3.545    09/25/46        669,434
  1,375   Harborview Mortgage Loan Trust (c)...........  3.660    08/21/36        687,500
  1,772   Harborview Mortgage Loan Trust (c)...........  3.818    01/19/36      1,279,283
  2,061   Luminent Mortgage Trust (c)..................  3.495    07/25/36      1,408,221

See Notes to Financial Statements                                             13

VAN KAMPEN HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON    MATURITY      VALUE
-----------------------------------------------------------------------------------------
          COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$   919   Residential Accredit Loans, Inc. (c).........  3.885%   01/25/46   $    618,471
  1,075   Structured Asset Mortgage Investments, Inc.
          (c)..........................................  3.505    08/25/36        766,641
                                                                             ------------
          TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS  2.2%.................     10,761,394
                                                                             ------------

          FOREIGN GOVERNMENT OBLIGATIONS  0.5%
    MXN
 24,425   Mexican Fixed Rate Bond (Mexico).............  9.500    12/18/14      2,529,846
                                                                             ------------

          FOREIGN CONVERTIBLE CORPORATE OBLIGATIONS  0.3%
  1,493   Nortel Networks Corp. (Canada)...............  4.250    09/01/08      1,483,669
                                                                             ------------

DESCRIPTION
-----------
EQUITIES  0.0%
DecisionOne Corp. (19,895 Common Shares) (h) (i).............................              0
HF Holdings, Inc. (36,820 Common Stock Warrants, expiring 09/27/09) (h)
  (i)........................................................................              0
Hosiery Corp. of America, Inc., Class A (1,000 Common Shares) (b) (h) (i)....              0
Jazztel, PLC (5,000 Common Stock Warrants, expiring 07/15/10) (EUR) (United
  Kingdom) (b) (i)...........................................................              0
OpTel, Inc. (3,275 Common Shares) (b) (h) (i)................................              0
Park N View, Inc. (4,000 Common Stock Warrants, expiring 05/15/18) (b) (h)
  (i)........................................................................              0
Reunion Industries, Inc. (107,947 Common Stock Warrants, expiring 12/02/08)
  (h) (i)....................................................................              0
Ventelo, Inc. (73,021 Common Shares) (EUR) (United Kingdom) (b) (h) (i)......              0
Viatel Holding Bermuda, Ltd. (7,852 Common Shares) (Bermuda) (i).............            204
VS Holdings, Inc. (946,962 Common Shares) (h) (i)............................              0
XO Holdings, Inc. (3,469 Common Shares) (i)..................................          5,724
XO Holdings, Inc. Ser A (6,941 Common Stock Warrants, expiring 01/16/10)
  (i)........................................................................            833
XO Holdings, Inc. Ser B (5,205 Common Stock Warrants, expiring 01/16/10)
  (i)........................................................................            390
XO Holdings, Inc. Ser C (5,205 Common Stock Warrants, expiring 01/16/10)
  (i)........................................................................            234
                                                                                ------------

TOTAL EQUITIES  .............................................................          7,385
                                                                                ------------

TOTAL LONG-TERM INVESTMENTS  94.9%
  (Cost $539,844,633)........................................................    468,260,927
                                                                                ------------

SHORT-TERM INVESTMENTS  2.5%
REPURCHASE AGREEMENTS  1.8%
Banc of America Securities ($3,680,412 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 3.16%, dated
  02/29/08, to be sold on 03/03/08 at $3,681,381)............................      3,680,412

 14                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

DESCRIPTION                                                                        VALUE
--------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (CONTINUED)
Citigroup Global Markets, Inc. ($3,271,477 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 3.05%,
  dated 02/29/08, to be sold on 03/03/08 at $3,272,309)......................   $  3,271,477
State Street Bank & Trust Co. ($2,237,111 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 2.66%,
  dated 02/29/08, to be sold on 03/03/08 at $2,237,607)......................      2,237,111
                                                                                ------------

TOTAL REPURCHASE AGREEMENTS  1.8%............................................      9,189,000
                                                                                ------------

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS  0.7%
United States Treasury Bill ($3,300,000 par, yielding 2.985%, 04/10/08
  maturity) (j)..............................................................      3,289,847
                                                                                ------------

TOTAL SHORT-TERM INVESTMENTS  2.5%
  (Cost $12,478,847).........................................................     12,478,847
                                                                                ------------

TOTAL INVESTMENTS  97.4%
  (Cost $552,323,480)........................................................    480,739,774

FOREIGN CURRENCY  0.0%
  (Cost $9,784)..............................................................         10,149
OTHER ASSETS IN EXCESS OF LIABILITIES  2.6%..................................     12,768,795
                                                                                ------------

NET ASSETS  100.0%...........................................................   $493,518,718
                                                                                ============

Percentages are calculated as a percentage of net assets.

(a) Payment-in-kind security.

(b) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c) Floating Rate Coupon

(d) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(e) Variable Rate Coupon

(f) Non-income producing as security is in default.

(g) This borrower has filed for protection in federal bankruptcy court.

(h) Market value is determined in accordance with procedures established in good faith by the Board of Directors.

(i) Non-income producing security as this stock currently does not declare income dividends.

See Notes to Financial Statements                                             15

VAN KAMPEN HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

(j) All or a portion of this security has been physically segregated in connection with open futures or swap contracts.

Currency Abbreviations:

EUR--Euro

MXN--Mexican peso

SWAP AGREEMENTS OUTSTANDING AS OF FEBRUARY 29, 2008:

CREDIT DEFAULT SWAPS

                                                                 PAY/
                                                                RECEIVE                NOTIONAL
                                    REFERENCE       BUY/SELL     FIXED    EXPIRATION    AMOUNT      UPFRONT
         COUNTERPARTY                 ENTITY       PROTECTION    RATE        DATE       (000)      PAYMENTS        VALUE
Bank of America, N.A. .........  Textron
                                 Financial Corp.       Buy       0.800%    03/20/18     $2,295    $         0   $    54,771
Bank of America, N.A. .........  Nordstrom, Inc.       Buy       1.030     03/20/18      2,000              0        49,361
Bank of America, N.A. .........  Sealed Air Corp.      Buy       1.080     03/20/18        885              0        17,691
Bank of America, N.A. .........  Sealed Air Corp.      Buy       1.120     03/20/18      1,300              0        21,935
Bank of America, N.A. .........  Toll Brothers,
                                 Inc.                  Buy       2.250     03/20/18      1,225              0         5,075
Bank of America, N.A. .........  Toll Brothers,
                                 Inc.                  Buy       2.900     03/20/13      2,455              0        13,133
Citibank, N.A., New York.......  Eaton Corp.           Buy       0.620     03/20/13      2,250              0        14,737
Citibank, N.A., New York.......  Eaton Corp.           Buy       0.720     03/20/13      1,800              0         3,484
Citibank, N.A., New York.......  Eaton Corp.           Buy       0.820     03/20/18      3,745              0         2,749
Credit Suisse International....  Arrow
                                 Electronics,
                                 Inc.                  Buy       1.000     03/20/15      3,080              0        50,947
Credit Suisse International....  Nordstrom, Inc.       Buy       1.040     03/20/13      4,730              0        44,294
Credit Suisse International....  Nordstrom, Inc.       Buy       1.050     03/20/13      2,455              0        21,856
Goldman Sachs International....  Goodrich Corp.        Buy       0.470     03/20/18      1,370              0        32,292
Goldman Sachs International....  Trane Inc.            Buy       0.500     03/20/13        870              0        (2,650)
Goldman Sachs International....  Coca-Cola
                                 Enterprises,
                                 Inc.                  Buy       0.588     03/20/13      4,920              0        (5,923)
Goldman Sachs International....  Trane, Inc.           Buy       0.600     03/20/18        330              0        (1,939)
Goldman Sachs International....  Textron
                                 Financial Corp.       Buy       1.050     03/20/13      3,975              0        (1,002)
Goldman Sachs International....  Sealed Air Corp.      Buy       1.080     03/20/18      1,710              0        33,824
Goldman Sachs International....  Sealed Air Corp.      Buy       1.240     03/20/18        835              0         6,023
Goldman Sachs International....  Avalonbay
                                 Communities,
                                 Inc.                  Buy       3.050     03/20/13      4,725              0             0
Goldman Sachs International....  Qwest Capital
                                 Funding, Inc.        Sell       3.250     12/20/12        840              0       (61,148)
Goldman Sachs International....  Prologis              Buy       3.330     03/20/13      2,070              0             0
JP Morgan Chase Bank, N.A. ....  Eaton Corp.           Buy       0.600     03/20/13        785              0         5,889
JP Morgan Chase Bank, N.A. ....  Pepsi Bottling
                                 Group, Inc.           Buy       0.630     03/20/13      1,660              0        (8,518)
JP Morgan Chase Bank, N.A. ....  Nordstrom, Inc.       Buy       1.070     03/20/18      1,535              0        32,594
JP Morgan Chase Bank, N.A. ....  Nordstrom, Inc.       Buy       1.070     03/20/18      1,535              0        23,222

 16                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

                                                                 PAY/
                                                                RECEIVE                NOTIONAL
                                    REFERENCE       BUY/SELL     FIXED    EXPIRATION    AMOUNT      UPFRONT
         COUNTERPARTY                 ENTITY       PROTECTION    RATE        DATE       (000)      PAYMENTS        VALUE
JP Morgan Chase Bank, N.A. ....  SLM Corp.            Sell       4.950%    03/20/13     $1,380    $         0   $    (1,858)
Lehman Brothers Special
 Financing, Inc. ..............  Goodrich Corp.        Buy       0.450     03/20/18      1,595              0        40,048
Lehman Brothers Special
 Financing, Inc. ..............  Goodrich Corp.        Buy       0.460     03/20/18      1,145              0        (1,463)
Lehman Brothers Special
 Financing, Inc. ..............  Arrow
                                 Electronics,
                                 Inc.                  Buy       1.040     03/20/18        500              0        12,414
Lehman Brothers Special
 Financing, Inc. ..............  Dow Jones CDX NA
                                 HY 9                 Sell       3.750     12/20/12     16,900     (1,087,938)   (1,913,154)
Merrill Lynch International....  SLM Corp.            Sell       5.000     03/20/13      1,380              0           820
UBS AG.........................  Trane, Inc.           Buy       0.500     03/20/13      2,695              0        (8,208)
UBS AG.........................  Trane, Inc.           Buy       0.600     03/20/18      2,830              0       (16,626)
UBS AG.........................  Textron
                                 Financial Corp.       Buy       1.000     03/20/13      2,300              0         5,663
UBS AG.........................  Textron
                                 Financial Corp.       Buy       1.010     03/20/13      1,650              0         3,972
UBS AG.........................  Textron
                                 Financial Corp.       Buy       1.060     03/20/13      3,940              0       (33,566)
UBS AG.........................  Martin Marietta
                                 Materials, Inc.       Buy       1.730     03/20/18      1,125              0        (3,095)
UBS AG.........................  Martin Marietta
                                 Materials, Inc.       Buy       1.780     03/20/13      1,125              0        (1,635)
UBS AG.........................  Toll Brothers,
                                 Inc.                  Buy       2.900     03/20/13      3,790              0        12,288
                                                                                                  -----------   -----------
TOTAL CREDIT DEFAULT SWAPS.....................................................................   $(1,087,938)  $(1,551,703)
                                                                                                  ===========   ===========

INTEREST RATE SWAPS

                                                 PAY/
                                  FLOATING     RECEIVE                        NOTIONAL
                                    RATE       FLOATING  FIXED   EXPIRATION    AMOUNT
         COUNTERPARTY               INDEX        RATE    RATE       DATE       (000)        VALUE
Bank of America, N.A. ........  USD LIBOR BBA    Pay     5.550%   02/22/18    $31,500    $   301,455
Bank of America, N.A. ........  USD LIBOR BBA  Receive   5.958    02/22/23     41,195        245,522
Deutsche Bank AG New York.....  USD LIBOR BBA    Pay     5.031    10/25/17     82,200      6,704,900
JP Morgan Chase Bank, N.A. ...  USD LIBOR BBA    Pay     5.361    08/24/17     13,500      1,283,213
JP Morgan Chase Bank, N.A. ...  USD LIBOR BBA    Pay     5.428    08/20/17     37,000      3,724,635
                                                                                         -----------
TOTAL INTEREST RATE SWAPS.............................................................   $12,259,725
                                                                                         -----------
TOTAL SWAP AGREEMENTS.................................................................   $10,708,022
                                                                                         ===========

See Notes to Financial Statements                                             17

VAN KAMPEN HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

FUTURES CONTRACTS OUTSTANDING AS OF FEBRUARY 29, 2008:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
LONG CONTRACTS:
U.S. Treasury Notes 5-Year Futures, June 2008
  (Current Notional Value of $114,250 per contract).........      133       $   211,667
U.S. Treasury Notes 2-Year Futures, June 2008
  (Current Notional Value of $214,922 per contract).........      186           270,138
SHORT CONTRACTS:
U.S. Treasury Notes 10-Year Futures, March 2008
  (Current Notional Value of $118,688 per contract).........      139          (394,566)
U.S. Treasury Bonds Futures, March 2008
  (Current Notional Value of $119,688 per contract).........       34           (92,531)
U.S. Treasury Notes 10-Year Futures, June 2008
  (Current Notional Value of $117,281 per contract).........      693        (1,546,360)
U.S. Treasury Bond Futures, June 2008
  (Current Notional Value of $118,625 per contract).........      189          (503,295)
                                                                -----       -----------
TOTAL FUTURES CONTRACTS.....................................    1,374       $(2,054,947)
                                                                =====       ===========

FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AS OF FEBRUARY 29, 2008:

                                                                                    UNREALIZED
                                                                      CURRENT      APPRECIATION/
                                                 IN EXCHANGE FOR       VALUE       DEPRECIATION
LONG CONTRACTS:
Euro Currency
  2,653,000 expiring 04/30/08..................     US$             $ 4,019,483      $ 175,446
SHORT CONTRACTS:
Euro Currency
  9,083,000 expiring 04/30/08..................     US$              13,761,390       (382,131)
                                                                                   -------------
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS.......................................      $(206,685)
                                                                                   =============

 18                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
February 29, 2008 (Unaudited)

ASSETS:
Total Investments (Cost $552,323,480).......................  $  480,739,774
Foreign Currency (Cost $9,784)..............................          10,149
Cash........................................................             283
Receivables:
  Investments Sold..........................................      10,755,296
  Interest..................................................      10,385,520
  Fund Shares Sold..........................................         171,738
Swap Contracts..............................................      12,768,807
Other.......................................................         281,828
                                                              --------------
    Total Assets............................................     515,113,395
                                                              --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................       6,795,000
  Variation Margin on Futures...............................       1,385,564
  Fund Shares Repurchased...................................       1,355,381
  Income Distributions......................................         700,933
  Distributor and Affiliates................................         307,351
  Investment Advisory Fee...................................         166,023
Swap Collateral.............................................       7,880,000
Swap Contracts..............................................       2,060,785
Trustees' Deferred Compensation and Retirement Plans........         392,509
Forward Foreign Currency Contracts..........................         206,685
Accrued Expenses............................................         344,446
                                                              --------------
    Total Liabilities.......................................      21,594,677
                                                              --------------
NET ASSETS..................................................  $  493,518,718
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................  $1,108,433,537
Accumulated Undistributed Net Investment Income.............      (2,569,977)
Net Unrealized Depreciation.................................     (62,033,153)
Accumulated Net Realized Loss...............................    (550,311,689)
                                                              --------------
NET ASSETS..................................................  $  493,518,718
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $387,187,682 and 38,461,664 shares of
    beneficial interest issued and outstanding).............  $        10.07
    Maximum sales charge (4.75%* of offering price).........            0.50
                                                              --------------
    Maximum offering price to public........................  $        10.57
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $63,533,847 and 6,272,735 shares of
    beneficial interest issued and outstanding).............  $        10.13
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $30,901,932 and 3,094,296 shares of
    beneficial interest issued and outstanding).............  $         9.99
                                                              ==============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $11,895,257 and 1,181,243 shares of
    beneficial interest issued and outstanding).............  $        10.07
                                                              ==============

*   On sales of $100,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             19

VAN KAMPEN HIGH YIELD FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended February 29, 2008 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 20,936,296
Other.......................................................       386,949
                                                              ------------
    Total Income............................................    21,323,245
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     1,098,117
Distribution (12b-1) and Service Fees
  Class A...................................................       511,080
  Class B...................................................       358,561
  Class C...................................................       189,693
Transfer Agent Fees.........................................       513,135
Reports to Shareholders.....................................        83,491
Accounting and Administrative Expenses......................        64,807
Registration Fees...........................................        36,437
Custody.....................................................        32,269
Professional Fees...........................................        26,689
Trustees' Fees and Related Expenses.........................        18,437
Other.......................................................        18,419
                                                              ------------
    Total Expenses..........................................     2,951,135
    Less Credits Earned on Cash Balances....................        22,434
                                                              ------------
    Net Expenses............................................     2,928,701
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 18,394,544
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $    836,902
  Swaps.....................................................       196,076
  Foreign Currency Transactions.............................      (430,257)
  Futures...................................................    (3,150,127)
                                                              ------------
Net Realized Loss...........................................    (2,547,406)
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   (49,253,402)
                                                              ------------
  End of the Period:
    Investments.............................................   (71,583,706)
    Swaps...................................................    11,795,960
    Foreign Currency Translation............................        16,225
    Forward Foreign Currency Contracts......................      (206,685)
    Futures.................................................    (2,054,947)
                                                              ------------
                                                               (62,033,153)
                                                              ------------
Net Unrealized Depreciation During the Period...............   (12,779,751)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $(15,327,157)
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $  3,067,387
                                                              ============

 20                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                                 FOR THE            FOR THE
                                                            SIX MONTHS ENDED      YEAR ENDED
                                                            FEBRUARY 29, 2008   AUGUST 31, 2007
                                                            -----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.....................................    $  18,394,544      $  41,708,233
Net Realized Gain/Loss....................................       (2,547,406)         8,037,295
Net Unrealized Depreciation During the Period.............      (12,779,751)       (12,154,641)
                                                              -------------      -------------
Change in Net Assets from Operations......................        3,067,387         37,590,887
                                                              -------------      -------------

Distributions from Net Investment Income:
  Class A Shares..........................................      (14,785,697)       (32,205,371)
  Class B Shares..........................................       (2,295,895)        (6,184,026)
  Class C Shares..........................................       (1,237,579)        (2,649,680)
  Class I Shares..........................................         (320,868)          (268,995)
                                                              -------------      -------------
Total Distributions.......................................      (18,640,039)       (41,308,072)
                                                              -------------      -------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.......      (15,572,652)        (3,717,185)
                                                              -------------      -------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.................................       58,077,985        119,619,493
Net Asset Value of Shares Issued Through Dividend
  Reinvestment............................................       14,302,803         31,009,428
Cost of Shares Repurchased................................     (104,487,462)      (224,513,522)
                                                              -------------      -------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS........      (32,106,674)       (73,884,601)
                                                              -------------      -------------
TOTAL DECREASE IN NET ASSETS..............................      (47,679,326)       (77,601,786)
NET ASSETS:
Beginning of the Period...................................      541,198,044        618,799,830
                                                              -------------      -------------
End of the Period (Including accumulated undistributed net
  investment income of $(2,569,977) and $(2,234,482),
  respectively)...........................................    $ 493,518,718      $ 541,198,044
                                                              =============      =============

See Notes to Financial Statements                                             21

VAN KAMPEN HIGH YIELD FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

ALL SHARE AMOUNTS AND NET ASSET VALUES HAVE BEEN ADJUSTED AS A RESULT OF THE 1-FOR-3 REVERSE SHARE SPLIT ON SEPTEMBER 5, 2006.

                                       SIX
                                      MONTHS
                                      ENDED                  YEAR ENDED AUGUST 31,
CLASS A SHARES                       FEB. 29,    ----------------------------------------------
                                       2008       2007      2006      2005      2004      2003
                                     ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD............................  $10.38     $10.47    $10.89    $10.92    $10.29    $ 9.45
                                      ------     ------    ------    ------    ------    ------
  Net Investment Income.............    0.37(a)    0.75(a)   0.75(a)   0.78      0.78      0.87
  Net Realized and Unrealized
    Gain/Loss.......................   (0.31)     (0.10)    (0.39)    (0.06)     0.63      0.87
                                      ------     ------    ------    ------    ------    ------
Total from Investment Operations....    0.06       0.65      0.36      0.72      1.41      1.74
                                      ------     ------    ------    ------    ------    ------
Less:
  Distributions from Net Investment
    Income..........................    0.37       0.74      0.78      0.75      0.75      0.72
  Return of Capital Distributions...     -0-        -0-       -0-       -0-      0.03      0.18
                                      ------     ------    ------    ------    ------    ------
Total Distributions.................    0.37       0.74      0.78      0.75      0.78      0.90
                                      ------     ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE
  PERIOD............................  $10.07     $10.38    $10.47    $10.89    $10.92    $10.29
                                      ======     ======    ======    ======    ======    ======

Total Return (b)....................   0.54%*     6.23%     3.55%     6.89%    14.02%    19.26%
Net Assets at End of the Period (In
  millions).........................  $387.2     $425.4    $457.7    $532.0    $379.5    $408.7
Ratio of Expenses to Average Net
  Assets (c)........................   0.96%      0.92%     0.92%     1.06%     1.06%     1.12%
Ratio of Net Investment Income to
  Average Net Assets................   7.11%      7.05%     7.04%     7.11%     7.45%     8.36%
Portfolio Turnover..................     15%*       42%       44%       84%       88%       95%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the years ended August 31, 2007 and 2006.

 22                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.
ALL SHARE AMOUNTS AND NET ASSET VALUES HAVE BEEN ADJUSTED AS A RESULT OF THE 1-FOR-3 REVERSE SHARE SPLIT ON SEPTEMBER 5, 2006.

                                       SIX
                                      MONTHS
                                      ENDED                  YEAR ENDED AUGUST 31,
CLASS B SHARES                       FEB. 29,    ----------------------------------------------
                                       2008       2007      2006      2005      2004      2003
                                     ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD............................  $10.44     $10.53    $10.95    $10.95    $10.32    $ 9.48
                                      ------     ------    ------    ------    ------    ------
  Net Investment Income.............    0.33(a)    0.68(a)   0.66(a)   0.75      0.69      0.75
  Net Realized and Unrealized Gain/
    Loss............................   (0.31)     (0.11)    (0.39)    (0.06)     0.63      0.90
                                      ------     ------    ------    ------    ------    ------
Total from Investment Operations....    0.02       0.57      0.27      0.69      1.32      1.65
                                      ------     ------    ------    ------    ------    ------
Less:
  Distributions from Net Investment
    Income..........................    0.33       0.66      0.69      0.69      0.66      0.63
  Return of Capital Distributions...     -0-        -0-       -0-       -0-      0.03      0.18
                                      ------     ------    ------    ------    ------    ------
Total Distributions.................    0.33       0.66      0.69      0.69      0.69      0.81
                                      ------     ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE
  PERIOD............................  $10.13     $10.44    $10.53    $10.95    $10.95    $10.32
                                      ======     ======    ======    ======    ======    ======

Total Return (b)....................   0.17%*     5.41%     2.75%     6.36%    12.79%    18.27%
Net Assets at End of the Period (In
  millions).........................  $ 63.5     $ 77.6    $115.8    $191.0    $160.7    $175.6
Ratio of Expenses to Average Net
  Assets (c)........................   1.72%      1.68%     1.68%     1.83%     1.82%     1.89%
Ratio of Net Investment Income to
  Average Net Assets................   6.35%      6.32%     6.28%     6.33%     6.70%     7.68%
Portfolio Turnover..................     15%*       42%       44%       84%       88%       95%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period to and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within the first and second year of purchase and declining 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the years ended August 31, 2007 and 2006.

See Notes to Financial Statements                                             23

VAN KAMPEN HIGH YIELD FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.
ALL SHARE AMOUNTS AND NET ASSET VALUES HAVE BEEN ADJUSTED AS A RESULT OF THE 1-FOR-3 REVERSE SHARE SPLIT ON SEPTEMBER 5, 2006.

                                   SIX
                                  MONTHS
                                  ENDED                        YEAR ENDED AUGUST 31,
CLASS C SHARES                   FEB. 29,      ------------------------------------------------------
                                   2008         2007        2006        2005        2004        2003
                                 --------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD....................  $10.30       $10.38      $10.80      $10.83      $10.23      $ 9.39
                                  ------       ------      ------      ------      ------      ------
  Net Investment Income.........    0.32(a)      0.66(a)     0.66(a)     0.75        0.69        0.75
  Net Realized and Unrealized
    Gain/Loss...................   (0.30)       (0.08)      (0.36)      (0.09)       0.60        0.90
                                  ------       ------      ------      ------      ------      ------
Total from Investment
  Operations....................    0.02         0.58        0.30        0.66        1.29        1.65
                                  ------       ------      ------      ------      ------      ------
Less:
  Distributions from Net
    Investment Income...........    0.33         0.66        0.72        0.69        0.66        0.63
  Return of Capital
    Distributions...............     -0-          -0-         -0-         -0-        0.03        0.18
                                  ------       ------      ------      ------      ------      ------
Total Distributions.............    0.33         0.66        0.72        0.69        0.69        0.81
                                  ------       ------      ------      ------      ------      ------
NET ASSET VALUE, END OF THE
  PERIOD........................  $ 9.99       $10.30      $10.38      $10.80      $10.83      $10.23
                                  ======       ======      ======      ======      ======      ======

Total Return (b)................   0.17%*       5.59%       2.83%(d)    6.17%(d)   12.98%(d)   18.14%(e)
Net Assets at End of the Period
  (In millions).................  $ 30.9       $ 32.1      $ 43.6      $ 54.5      $ 41.4      $ 41.5
Ratio of Expenses to Average Net
  Assets (c)....................   1.72%        1.68%       1.64%(d)    1.82%(d)    1.81%(d)    1.86%
Ratio of Net Investment Income
  to Average Net Assets.........   6.37%        6.26%       6.32%(d)    6.34%(d)    6.71%(d)    7.68%(e)
Portfolio Turnover..............     15%*         42%         44%         84%         88%         95%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1% charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the years ended August 31, 2007 and 2006.

(d) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 7).

(e) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Total Return and Ratio of Net Investment Income to Average Net Assets of .01%.

 24                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.
ALL SHARE AMOUNTS AND NET ASSET VALUES HAVE BEEN ADJUSTED AS A RESULT OF THE 1-FOR-3 REVERSE SHARE SPLIT ON SEPTEMBER 5, 2006.

                                         SIX MONTHS           YEAR ENDED        MARCH 23, 2005
                                            ENDED             AUGUST 31,       (COMMENCEMENT OF
CLASS I SHARES                          FEBRUARY 29,       ----------------     OPERATIONS) TO
                                            2008            2007      2006     AUGUST 31, 2005
                                      ---------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.............................      $10.38          $10.47    $10.89         $10.95
                                           ------          ------    ------         ------
  Net Investment Income..............        0.38(a)         0.71(a)   0.78(a)        0.36
  Net Realized and Unrealized
    Gain/Loss........................       (0.31)          (0.04)    (0.39)         (0.06)
                                           ------          ------    ------         ------
Total from Investment Operations.....        0.07            0.67      0.39           0.30
Less Distributions from Net
  Investment Income..................        0.38            0.76      0.81           0.36
                                           ------          ------    ------         ------
NET ASSET VALUE, END OF THE PERIOD...      $10.07          $10.38    $10.47         $10.89
                                           ======          ======    ======         ======

Total Return (b).....................       0.67%*          6.49%     3.82%          2.69%*
Net Assets at End of the Period (In
  millions)..........................      $ 11.9          $  6.0    $  1.7         $ 23.3
Ratio of Expenses to Average Net
  Assets (c).........................       0.73%           0.67%     0.63%          0.85%
Ratio of Net Investment Income to
  Average Net Assets.................       7.44%           6.72%     7.37%          6.97%
Portfolio Turnover...................         15%*            42%       44%            84%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expense, the ratio would decrease by .01% for the years ended August 31, 2007 and 2006.

See Notes to Financial Statements                                             25

VAN KAMPEN HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2008 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen High Yield Fund (the "Fund") is organized as a series of Van Kampen High Yield, a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's primary investment objective is to seek to maximize current income. Capital appreciation is a secondary objective which is sought only when consistent with the Fund's primary investment objective. The fund commenced investment operations on October 2, 1978. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class. On September 5, 2006, there was a 1-for-3 reverse share split for Class A Shares, Class B Shares, Class C Shares and Class I Shares.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Fixed income investments and preferred stocks are stated at value using market quotations or indications of value obtained from an independent pricing service. Investments in securities listed on a securities exchange are valued at their last sale price or the latest bid price (in the case of a foreign securities exchange) as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted securities and listed securities for which the last sales price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Forward foreign currency contracts are valued using quoted foreign exchange rates. Swaps are valued using market quotations obtained from brokers. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At February 29, 2008, there were no when-issued or delayed delivery purchase commitments.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in

VAN KAMPEN HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date. Discounts on debt securities are accreted and premiums are amortized over the expected life of each applicable security. Other income is comprised primarily of consent fees. Consent fees are earned as compensation for agreeing to changes in terms of debt instruments. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on February 29, 2008. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended August 31, 2007, remains subject to examination by taxing authorities.

    The Fund intends to utilize provisions of federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the prior fiscal year, the fund utilized capital losses carried forward of $3,828,604. At August 31, 2007, the Fund had an accumulated capital loss carryforward for tax purposes of $544,778,026 which will expire according to the following schedule:

AMOUNT                                                          EXPIRATION
$ 33,682,013................................................  August 31, 2008
  51,935,293................................................  August 31, 2009
 138,518,165................................................  August 31, 2010
 165,406,856................................................  August 31, 2011
 117,018,188................................................  August 31, 2012
  32,804,299................................................  August 31, 2013
   5,413,212................................................  August 31, 2014

VAN KAMPEN HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

    At February 29, 2008, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................  $554,382,987
                                                              ============
Gross tax unrealized appreciation...........................  $  6,383,698
Gross tax unrealized depreciation...........................   (80,026,911)
                                                              ------------
Net tax unrealized depreciation on investments..............  $(73,643,213)
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended August 31, 2007 was as follows:

Distributions paid from:
  Ordinary income...........................................  $41,566,393
  Long-term capital gain....................................          -0-
                                                              -----------
                                                              $41,566,393
                                                              ===========

    As of August 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $1,880,139
Undistributed long-term capital gain........................         -0-

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sales transactions.

F. CREDITS EARNED ON CASH BALANCES During the six months ended February 29, 2008, the Fund's custody fee was reduced by $22,434 as a result of credits earned on cash balances.

G. FOREIGN CURRENCY TRANSLATION Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Realized gain and loss on foreign currency transactions on the Statement of Operations includes the net realized amount from the sale of foreign currency, the amount realized between trade date and settlement date on securities transactions and the foreign currency portion of gains and losses on the sale of securities. Income and expenses are translated at rates prevailing when accrued.

VAN KAMPEN HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .420%
Next $250 million...........................................     .345%
Next $250 million...........................................     .295%
Next $1 billion.............................................     .270%
Next $1 billion.............................................     .245%
Over $3 billion.............................................     .220%

    For the six months ended February 29, 2008, the Fund recognized expenses of approximately $3,700 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended February 29, 2008, the Fund recognized expenses of approximately $24,400 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended February 29, 2008, the Fund recognized expenses of approximately $404,200 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $269,939 are included in "Other" assets on the Statement of Assets and Liabilities at February 29, 2008. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended February 29, 2008, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $26,300 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $49,000. Sales charges do not represent expenses to the Fund.

VAN KAMPEN HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

For the six months ended February 29, 2008 and the year ended August 31, 2007, transactions were as follows:

                                          FOR THE                           FOR THE
                                      SIX MONTHS ENDED                    YEAR ENDED
                                     FEBRUARY 29, 2008                  AUGUST 31, 2007
                                ----------------------------    -------------------------------
                                  SHARES           VALUE            SHARES            VALUE
Sales:
  Class A.....................    3,377,121    $  35,042,247         8,065,381    $  85,272,316
  Class B.....................      395,424        4,138,094         1,354,417       14,457,571
  Class C.....................    1,205,787       12,443,983         1,409,386       14,780,209
  Class I.....................      625,290        6,453,661           479,189        5,109,397
                                -----------    -------------    --------------    -------------
Total Sales...................    5,603,622    $  58,077,985        11,308,373    $ 119,619,493
                                ===========    =============    ==============    =============
Dividend Reinvestment:
  Class A.....................    1,112,456    $  11,510,705         2,301,212    $  24,424,026
  Class B.....................      171,030        1,780,562           423,585        4,522,334
  Class C.....................       90,955          934,543           183,309        1,935,553
  Class I.....................        7,466           76,993            12,003          127,515
                                -----------    -------------    --------------    -------------
Total Dividend Reinvestment...    1,381,907    $  14,302,803         2,920,109    $  31,009,428
                                ===========    =============    ==============    =============
Repurchases:
  Class A.....................   (7,015,585)   $ (72,720,809)     (100,686,829)*  $(138,653,149)
  Class B.....................   (1,732,236)     (18,023,031)      (27,361,106)*    (57,032,500)
  Class C.....................   (1,323,837)     (13,398,602)      (11,073,294)*    (28,095,426)
  Class I.....................      (33,810)        (345,020)         (388,939)*       (732,447)
                                -----------    -------------    --------------    -------------
Total Repurchases.............  (10,105,468)   $(104,487,462)     (139,510,168)   $(224,513,522)
                                ===========    =============    ==============    =============

*   Includes 87,378,893, 21,991,341, 8,405,187, and 319,870 shares redeemed in
    1-for-3 reverse share split for Class A Shares, Class B Shares, Class C Shares and Class I Shares, respectively.

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the six months ended February 29, 2008, the Fund received redemption fees of approximately $12,600 which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $77,339,942 and $115,376,207, respectively.

6. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

VAN KAMPEN HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

    The fund may use derivative instruments, to earn income, to facilitate portfolio management and to mitigate risks. All of the Fund's holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a forward commitment. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the forward commitment.

    Purchasing securities or foreign currency on a forward commitment basis involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. Selling securities or foreign currency on a forward commitment basis involves different risks and can result in losses more significant than those arising from the purchase of such securities. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    Summarized below are the specific types of derivative financial instruments used by the Fund.

A. FORWARD FOREIGN CURRENCY CONTRACTS A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Upon the settlement of the contract, a realized gain or loss is recognized and is included as a component of realized gain/loss on forward foreign currency contracts. Risks may arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

B. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures contracts on U.S. Treasury securities for duration and risk management purposes and typically closes the contract prior to the delivery date. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended February 29, 2008 were as follows:

                                                              CONTRACTS
Outstanding at August 31, 2007..............................      918
Futures Opened..............................................    4,393
Futures Closed..............................................   (3,937)
                                                               ------
Outstanding at February 29, 2008............................    1,374
                                                               ======

C. SWAP CONTRACTS The Fund may enter into credit default swap contracts for hedging purposes or to gain exposure to a credit in which the Fund may otherwise invest. A credit

VAN KAMPEN HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

default swap is an agreement between two parties to exchange the credit risk of an issuer. A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, a failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding but the seller in a credit default swap contract would be required to pay an agreed-upon amount, which approximates the notional amount of the swap as disclosed in the table following the Portfolio of Investments, to the buyer in the event of an adverse credit event of the issuer. The Fund accrues for the periodic fees on credit default swaps on a daily basis with the net amount accrued recorded within unrealized appreciation/depreciation of swap contracts. Upon cash settlement of the periodic fees, the net amount is recorded as realized gain/loss on swap contracts on the Statements of Operations. Net unrealized gains are recorded as an asset or net unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of the swap contracts is reported as unrealized gains or losses on the Statement of Operations. Payments received or made upon entering into a credit default swap contract, if any, are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. Credit default swaps may involve greater risks than if a Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk.

    The Fund may also enter into interest rate swaps primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps are contractual agreements to exchange periodic interest payment streams calculated on a predetermined notional principal amount. Interest rate swaps generally involve one party paying a fixed interest rate and the other party paying a variable rate. The Fund will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund accrues the net amount with respect to each interest rate swap on a daily basis. This net amount is recorded within unrealized appreciation/depreciation on swap contracts. Upon cash settlement of the periodic payments, the net amount is recorded as realized gain/loss on swap contracts on the Statement of Operations. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    If there is a default by the counterparty to a swap agreement, the Fund will have contractual remedies pursuant to the agreements related to the transaction. Counterparties are required to pledge collateral daily (based on the valuation of each swap) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain. Cash collateral, when received by the Fund, is recorded with an offsetting liability shown on the Statement of Assets and Liabilities. Reciprocally, when the Fund has an unrealized loss on a swap contract, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Restricted cash, if any, for segregating purposes is shown on the Statement of Assets and Liabilities.

VAN KAMPEN HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

7. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $1,121,500 and $9,900 for Class B and Class C Shares, respectively. These amounts may be recovered for future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. ACCOUNTING PRONOUNCEMENT

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As of February 29, 2008, the Adviser does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the statements of operations for the fiscal period.

VAN KAMPEN HIGH YIELD FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
522 Fifth Avenue
New York, New York 10036

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 219286
Kansas City, Missouri 64121-9286

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen High Yield Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen High Yield Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen High Yield Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                  1 Parkview Plaza - Suite 100
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                             28, 128, 228, 628
                                                                   HYISAN 4/08
    (VAN KAMPEN INVESTMENTS LOGO)                           IU08-01979P-Y02/08

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(1) Code of Ethics -- Not applicable for semi-annual reports.
(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen High Yield Fund

By:   /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: April 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: April 17, 2008

By:  /s/ Stuart N. Schuldt
     ----------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: April 17, 2008